Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Deferred financing costs	$ (19)	$ (61)
Total	8,070	8,003
Debt – current portion	5,114	3,687
Long-term debt – less current portion	2,956	4,316
Term loan
Debt Instrument [Line Items]
Outstanding debt	0	5,150
Revolving credit line
Debt Instrument [Line Items]
Outstanding debt	3,000	0
Property and equipment loan
Debt Instrument [Line Items]
Outstanding debt	0	833
Equipment loan
Debt Instrument [Line Items]
Outstanding debt	$ 5,089	$ 2,081